Supplement to the
Fidelity Advisor Freedom® 2060 Fund
Class A, Class T, and Class C
July 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

AFF60-14-01  August 8, 2014
1.9859945.100

Supplement to the
Fidelity Advisor Freedom® 2060 Fund
Institutional Class
July 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

AFFI60-14-01  August 8, 2014
1.9859946.100

Supplement to the
Fidelity Freedom K® 2060 Fund
July 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

FK60-14-01  August 8, 2014
1.9859949.100

Supplement to the
Fidelity Freedom® 2060 Fund
July 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

F60-14-01  August 8, 2014
1.9859950.100